Organization, Summary of Significant Accounting Policies and New Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Aging Analysis for Credit Card Loans
The following table presents the amortized cost basis of our credit card loan portfolio (excluding accrued interest and before the allowance for credit losses) by either current status or delinquency status as of the dates indicated:

		Delinquent Loans
	Current	30–59 Days	60–89 Days	≥ 90 Days(1)	Total Delinquent Loans	Total Loans(2)
December 31, 2021
Credit card loans	$115,356	1,893	1,683	2,658	6,234	$121,590
December 31, 2020
Credit card loans	$3,864	74	2	—	76	$3,940
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(1)As of December 31, 2021, all of the credit card loans that were 90 days or more past due continued to accrue interest.
(2)Presented before allowance for credit losses of $7,037 and $219 as of December 31, 2021 and 2020, respectively, and excludes accrued interest of $1,359 and $2, respectively.

Schedule of Internal Risk Tier Categories
The following table presents the amortized cost basis of our credit card loan portfolio (excluding accrued interest and before the allowance for credit losses) as of December 31, 2021 based on origination FICO. Generally, higher origination FICO score bands reflect higher anticipated credit performance than lower origination FICO score bands.

Origination FICO	December 31, 2021
≥ 800	$10,016
780 – 799	8,624
760 – 779	9,976
740 – 759	13,581
720 – 739	18,358
700 – 719	22,579
680 – 699	21,736
660 – 679	14,044
640 – 659	1,969
< 640	707
Total credit card loans	$121,590

Schedule of Property, Plant and Equipment
The table below presents our major classes of depreciable and amortizable assets by function as of the dates indicated:

	Gross Balance	Accumulated Depreciation/Amortization	Carrying Value
December 31, 2021
Computer hardware	$16,864	$(8,583)	$8,281
Leasehold improvements	39,726	(12,233)	27,493
Furniture and fixtures(1)	18,326	(7,748)	10,578
Software(2)	75,632	(22,996)	52,636
Finance lease ROU assets(3)	15,100	(2,876)	12,224
Construction in progress(4)	661	—	661
Total	$166,309	$(54,436)	$111,873
December 31, 2020
Computer hardware	$13,494	$(6,037)	$7,457
Leasehold improvements	36,725	(7,920)	28,805
Furniture and fixtures(1)	12,361	(5,251)	7,110
Software(2)	42,323	(18,587)	23,736
Finance lease ROU assets(3)	15,100	(719)	14,381
Total	$120,003	$(38,514)	$81,489
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(1)Furniture and fixtures primarily include office equipment as well as other furniture and fixtures associated with SoFi Stadium.
(2)Software primarily includes internally-developed software related to significant developments and enhancements for our products. During the year ended December 31, 2021, we capitalized $7,776 of share-based compensation related to internally-developed software, and we recognized associated amortization expense of $792. We did not capitalize any share-based compensation during the years ended December 31, 2020 and 2019.
(3)Finance lease ROU assets include our rights to certain physical signage within SoFi Stadium. See Note 16 for additional information on our leases.
(4)Construction in progress as of December 31, 2021 relates to furniture and fixtures and computer hardware.

Schedule of Derivative Instruments
The following table presents the gains (losses) recognized on our derivative instruments during the years indicated:

	Year Ended December 31,
	2021	2020	2019
Derivative contracts to manage future loan sale execution risk(1)(2)	$49,090	$(54,829)	$(24,803)
IRLCs(1)	(11,861)	14,530	916
Interest rate caps(1)	(193)	—	—
Purchase price earn-out(1)	9,312	—	—
Special payment(3)	(21,181)	—	—
Third party warrants(4)	573	—	—
Derivative contracts to manage market risk associated with non-securitization investments(5)	—	996	(1,151)
Total	$25,740	$(39,303)	$(25,038)
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(1)Recorded within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss).
(2)The loss recognized during the year ended December 31, 2020 was inclusive of a $22,269 gain on credit default swaps that were opened and settled during the year.
(3)In conjunction with the Business Combination, the Amended Series 1 Agreement amended the original special payment provision to provide for a one-time special payment to Series 1 preferred stockholders, which was paid from the proceeds of the Business Combination and settled contemporaneously with the Business Combination. The special payment was recognized within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss), as this feature was accounted for as an embedded derivative that was not clearly and closely related to the host contract, and will have no subsequent impact on our consolidated financial results. The Series 1 Redeemable Preferred Stock has no stated maturity.
(4)Includes $273 recorded within noninterest income—other, $132 recorded within noninterest expense—cost of operations and $168 recorded within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss), the latter of which represents the amortization of a deferred liability recognized at the initial fair value of the third party warrants acquired of $964, as we are also a customer of the third party.
(5)Recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). We did not have any such derivative contracts to hedge our non-securitization investments during the year ended December 31, 2021.
The following table presents information about derivative instruments subject to enforceable master netting arrangements as of the dates indicated:

	December 31, 2021		December 31, 2020
	Gross Derivative Assets	Gross Derivative Liabilities	Gross Derivative Assets	Gross Derivative Liabilities
Interest rate swaps	$5,444	$—	$—	$(947)
Interest rate caps	—	(668)	—	—
Home loan pipeline hedges	117	(313)	—	(1,872)
Interest rate futures	—	—	—	(136)
Total, gross	$5,561	$(981)	$—	$(2,955)
Less: derivative netting	(117)	117	—	—
Total, net(1)	$5,444	$(864)	$—	$(2,955)
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(1) As of December 31, 2021 and 2020, we had a cash collateral requirement of $299 and $1,746, respectively, related to these instruments.

Schedule of Notional Amounts of Derivatives
The following table presents the notional amount of derivative contracts outstanding as of the dates indicated:

	December 31,
	2021	2020
Derivative contracts to manage future loan sale execution risk:
Interest rate swaps	$4,210,000	$1,475,000
Home loan pipeline hedges	421,000	371,000
Interest rate caps	405,000	—
Interest rate futures	—	3,400,000
IRLCs(1)	357,529	630,277
Interest rate caps(2)	405,000	—
Total	$5,798,529	$5,876,277
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(1)Amounts correspond with home loan funding commitments subject to IRLC agreements.
(2)We sold an interest rate cap that was subject to master netting to offset an interest rate cap purchase made in conjunction with a contract to manage future loan sale execution risk.

Schedule of Revenues

	Year Ended December 31,
	2021	2020	2019
Financial Services
Referrals	$15,750	$5,889	$3,652
Brokerage	22,733	3,470	84
Payment network	10,642	2,433	660
Equity capital markets services	2,643	—	—
Enterprise services	2,898	244	124
Total	$54,666	$12,036	$4,520
Technology Platform
Technology platform fees	$191,847	$90,128	$—
Payment network	1,205	1,167	—
Total	$193,052	$91,295	$—
Total Revenue from Contracts with Customers
Technology platform fees	$191,847	$90,128	$—
Referrals	15,750	5,889	3,652
Payment network	11,847	3,600	660
Brokerage	22,733	3,470	84
Equity capital markets services	2,643	—	—
Enterprise services	2,898	244	124
Total	$247,718	$103,331	$4,520